May 5, 2000

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

         Re:      The Gabelli Utilities Fund (the "Fund")
                  File Nos. 333-81209/811-09397

Dear Sir or Madam:

         Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended (the "1933 Act), please accept this letter as certification that the Prospectus for the above-named Fund does not differ from that contained in Post-Effective Amendment No. 1 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on May 1, 2000 (Accession #0000935069-00-000198).

         Any  questions  with  respect  to this  filing  should be  directed  to
Christopher  Howe  at  (617)  535-0527.   Please  acknowledge  receipt  of  this
transmission via private mailbox at FIRSTDATAIN1@EDGAR.WANMAIL.NET.

         Kindly return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,
/s/ CHRISTOPHER HOWE
Christopher Howe
Regulatory Administrator

cc:      B. Thompson - Securities and Exchange Commission
         B. Alpert - Gabelli Funds, LLC
         J. McKee - Gabelli Funds, LLC
         R. Prins - Skadden, Arps, Slate, Meagher & Flom
         T. Hamlin
         P. Gilligan
         L. Dowd